Segment information (Tables)	12 Months Ended
Jun. 30, 2019
Segment information
Schedule of segment information

Segment information

	Mining		Exploration and Production International		Energy		Base Chemicals***		Performance Chemicals***

	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm

Statement of financial position
Non-current assets	26 485	25 197	13 542	14 217	67 325	64 526	141 160	124 826	126 949	116 945
Current assets	1 809	2 547	2 475	2 339	19 727	20 657	19 478	15 714	25 007	26 335

Non-current liabilities	1 701	1 629	6 782	5 684	11 561	11 616	10 612	38 749	11 763	36 538
Current liabilities	2 601	2 801	1 685	2 371	13 160	11 462	10 234	9 883	12 462	12 584

	Mining			Exploration and Production International			Energy
	2019	2018	2017	2019	2018	2017	2019	2018	2017
	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm

Income statement
External turnover	3 222	3 446	2 946	1 815	1 610	1 750	82 977	69 110	64 254
Total turnover	20 876	19 797	18 962	5 184	4 198	4 084	83 803	69 773	64 772
Intersegmental turnover	(17 654)	(16 351)	(16 016)	(3 369)	(2 588)	(2 334)	(826)	(663)	(518)
Earnings before interest and tax	4 701	5 244	3 725	(889)	(3 683)	585	16 566	14 081	11 218
Earnings attributable to owners of Sasol Limited	3 021	3 336	2 266	(1 800)	(4 168)	47	11 970	8 558	6 395
Effect of remeasurement items*	45	34	6	1 976	4 241	(6)	247	971	1 844
Depreciation and amortisation	1 805	1 677	1 905	1 582	1 465	2 053	5 331	4 817	4 496

Statement of cash flows
Cash flow from operations	7 025	6 877	5 401	2 528	2 665	1 726	23 247	17 158	17 996
Additions to non-current assets**	2 912	3 729	2 839	1 086	2 525	2 600	7 484	6 650	6 781

Other disclosures
Capital commitments*	2 372	2 640	3 099	19 795	18 811	19 431	10 390	10 320	10 327

*	Excludes equity accounted investments.

**	Includes capital accruals.

***

The comparative financial results have been restated for the transfer of the Phenolics, Ammonia and Specialty Gases businesses from Performance Chemicals to Base Chemicals. The restatements were performed to align with the current strategy and to best reflect the basis in which the Chief Operating Decision Maker reviews and makes decisions.

Group Functions		Total		Deferred tax assets and liabilities		Net tax receivable/ payable		Post-retirement benefit assets		Total per statement of financial position

2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm

6 655	6 673	382 116	352 384	8 563	4 096	—	—	1 274	1 498	391 953	357 978
8 789	10 363	77 285	77 955	—	—	730	3 302	—	—	78 015	81 257

125 070	30 547	167 489	124 763	27 586	25 908	—	—	—	—	195 075	150 671
7 917	18 537	48 059	57 638	—	—	1 039	2 318	—	—	49 098	59 956

Base Chemicals***			Performance Chemicals***			Group Functions			Total
2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017
Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm

48 113	43 269	41 582	67 389	63 986	61 359	60	40	516	203 576	181 461	172 407
48 813	43 951	42 288	68 296	64 887	62 185	78	52	516	227 050	202 658	192 807
(700)	(682)	(706)	(907)	(901)	(826)	(18)	(12)	—	(23 474)	(21 197)	(20 400)
(1 431)	918	6 888	(7 040)	7 853	8 737	(2 210)	(6 666)	552	9 697	17 747	31 705
1 622	2 075	5 899	(3 516)	7 434	7 124	(6 999)	(8 506)	(1 357)	4 298	8 729	20 374
3 190	4 512	(374)	13 182	103	136	5	40	10	18 645	9 901	1 616
4 788	4 422	4 050	3 739	3 299	2 965	723	745	735	17 968	16 425	16 204

6 343	9 017	11 476	9 743	12 303	12 272	102	(1 382)	(2 635)	48 988	46 638	46 236
23 065	20 299	24 182	20 403	19 384	23 055	850	797	886	55 800	53 384	60 343

16 504	21 125	30 375	10 434	16 432	26 743	600	599	761	60 095	69 927	90 736

Schedule of geographic segmentation

Geographic segment information

	Mining			Exploration and Production International			Energy

	2019	2018	2017	2019	2018	2017	2019	2018	2017
External turnover*	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm

 South Africa	—	—	—	—	—	—	77 345	65 827	60 814
 Rest of Africa	—	—	—	652	341	355	4 665	3 282	3 438
 Europe	2 819	2 691	2 040	924	985	835	967	1	2
 North America	—	—	—	239	284	560	—	—	—
 South America	—	—	—	—	—	—	—	—	—
 Asia, Australasia and Middle East	403	755	906	—	—	—	—	—	—

Total operations	3 222	3 446	2 946	1 815	1 610	1 750	82 977	69 110	64 254

*	The analysis of turnover is based on the location of the customer.

**

The comparative financial results have been restated for the transfer of the Phenolics, Ammonia and Specialty Gases businesses from Performance Chemicals to Base Chemicals. The restatements were performed to align with the current strategy and to best reflect the basis in which the Chief Operating Decision Maker reviews and makes decision.

	Mining			Exploration and Production International			Energy

Earnings before interest	2019	2018	2017	2019	2018	2017	2019	2018	2017
and tax*	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm

 South Africa	3 273	3 796	2 775	1 458	1 008	1 307	15 243	13 064	12 248
 Rest of Africa	—	—	—	164	(1 282)	707	259	926	(85)
 Europe	1 249	1 131	658	223	194	(503)	14	—	(47)
 North America	—	—	—	(2 739)	(3 595)	(728)	—	(1 010)	(1 756)
 South America	—	—	—	—	—	—	—	—	—
 Asia, Australasia and Middle East	179	317	292	5	(8)	(198)	1 050	1 101	858

Total operations	4 701	5 244	3 725	(889)	(3 683)	585	16 566	14 081	11 218

*	Includes equity accounted profits/(losses) remeasurement items and once-off share-based payment expenses.

**

The comparative financial results have been restated for the transfer of the Phenolics, Ammonia and Specialty Gases businesses from Performance Chemicals to Base Chemicals. The restatements were performed to align with the current strategy and to best reflect the basis in which the Chief Operating Decision Maker reviews and makes decision.

Non-current assets

	2019	2018	2017
for the year ended 30 June	Rm	Rm	Rm

 South Africa	147 688	143 493	139 398
 Rest of Africa	19 323	18 443	17 856
 Europe	15 944	15 389	13 925
 North America	189 560	165 742	125 983
 South America	1	1	1
 Asia, Australasia and Middle East	9 600	9 316	10 118

Total operations	382 116	352 384	307 281
Deferred tax asset	8 563	4 096	3 082
Post-retirement benefit assets	1 274	1 498	622

Total non-current assets	391 953	357 978	310 985

Base Chemicals**			Performance Chemicals**			Group Functions			Total

2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017
Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm

22 561	21 336	19 891	1 049	1 297	1 292	—	—	—	100 955	88 460	81 997
2 573	2 142	2 751	900	790	786	24	—	34	8 814	6 555	7 364
7 324	7 037	5 922	33 168	33 008	29 261	—	—	—	45 202	43 722	38 060
8 039	5 894	3 228	19 459	16 926	19 375	—	—	—	27 737	23 104	23 163
584	513	396	1 501	1 415	1 669	—	—	—	2 085	1 928	2 065
7 032	6 347	9 394	11 312	10 550	8 976	36	40	482	18 783	17 692	19 758

48 113	43 269	41 582	67 389	63 986	61 359	60	40	516	203 576	181 461	172 407

Base Chemicals**			Performance Chemicals**			Group Functions			Total

2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017
Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm

(843)	(3 213)	2 899	449	1 547	1 340	(1 004)	(7 617)	(125)	18 576	8 585	20 444
120	416	220	189	22	86	(25)	553	26	707	635	954
526	812	734	2 754	3 530	2 984	251	345	84	5 017	6 012	3 910
(1 724)	430	1 221	(11 844)	1 809	3 049	(1 436)	50	85	(17 743)	(2 316)	1 871
7	141	100	111	138	160	—	—	—	118	279	260
483	2 332	1 714	1 301	807	1 118	4	3	482	3 022	4 552	4 266

(1 431)	918	6 888	(7 040)	7 853	8 737	(2 210)	(6 666)	552	9 697	17 747	31 705